Commitments and Contingencies - Respirator Mask/Asbestos Litigation (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) individual	Mar. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) individual defendant case	Dec. 31, 2020 individual	Dec. 31, 2018 lawsuit
Respirator Mask/Asbestos Litigation
Loss contingencies
Total number of named claimants | individual			3,876	2,075
Number of years company has been the defendant in Respirator Mask/Asbestos Litigation			20 years
Number of total claims the Company prevailed after being taken to trial			15		2
Number of total claims taken to trial | case			16
Increase in liabilities, gross		$ 313,000	$ 74,000
Insurance receivables			4,000
Accrued loss contingency reserve			46,000
Quarterly fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995			$ 100
Respirator Mask/Asbestos Litigation - State of West Virginia
Loss contingencies
Number of additional defendants | defendant			2
Product liability contingency, accrual, present value			$ 0
State court of California | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of total claims the Company prevailed after being taken to trial | lawsuit					1
State court of Kentucky | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of unnamed defendant | individual	2
Litigation settlement awarded	$ 2,000		96,000
Amount of punitive damages awarded	$ 63,000		640,000
Kentucky and West Virginia | Respirator Mask/Asbestos Litigation
Loss contingencies
Settlement amount paid			$ 340,000